Tangible Fixed Assets and Vessels Under Construction	6 Months Ended
Jun. 30, 2020
Tangible Fixed Assets and Vessels Under Construction
Tangible Fixed Assets and Vessels Under Construction

5. Tangible Fixed Assets and Vessels Under Construction

The movements in tangible fixed assets and vessels under construction are reported in the following table:

		Office
		property	Total
		and other	tangible fixed	Vessels under
	Vessels	tangible assets	assets	construction
Cost
As of January 1, 2020	5,314,348	25,164	5,339,512	203,323
Additions	18,557	7,856	26,413	349,431
Transfer from vessels under construction	376,785	—	376,785	(376,785)
Disposals	—	(3,029)	(3,029)	—
Fully amortized dry-docking component	(7,742)	—	(7,742)	—
As of June 30, 2020	5,701,948	29,991	5,731,939	175,969

Accumulated depreciation
As of January 1, 2020	907,192	5,255	912,447	—
Depreciation expense	79,350	395	79,745	—
Impairment loss on vessels	22,454	—	22,454	—
Fully amortized dry-docking component	(7,742)	—	(7,742)	—
As of June 30, 2020	1,001,254	5,650	1,006,904	—

Net book value
As of December 31, 2019	4,407,156	19,909	4,427,065	203,323
As of June 30, 2020	4,700,694	24,341	4,725,035	175,969

Vessels with an aggregate carrying amount of $4,700,694 as of June 30, 2020 (December 31, 2019: $4,407,156) have been pledged as collateral under the terms of the Group’s loan agreements.

As of June 30, 2020, a number of negative indicators, such as the downward pressure on economic activity and energy demand, as well as the significant uncertainty regarding future near-term LNG demand and, therefore LNG shipping requirements pursuant to the COVID-19 pandemic, combined with our reduced expectations for the estimated rates at which employment for the Company’s vessels (including the Partnership’s vessels) could be secured over the near-term in the spot market, prompted the Company to perform an impairment assessment of its vessels in accordance with the Company’s accounting policy. The recoverable amounts (values in use) for four steam turbine propulsion (“Steam”) vessels, i.e. the Methane Lydon Volney (owned by GasLog), as well as the Methane Rita Andrea, the Methane Shirley Elisabeth and the Methane Heather Sally (owned by the Partnership)  were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $22,454 was recognized in profit or loss in the six months ended June 30, 2020.

The most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $39 per day. Increasing/decreasing the average re-chartering rate used by $5 per day would result in an aggregate decrease/increase in the impairment charge of $126,909/($120,247). The discount rate used for the Steam vessels was 5.8% as of June 30, 2020. Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $26,340/($14,949), respectively.

On October 11, 2016, GasLog LNG Services Ltd. entered into an arrangement whereby it would have access to all long lead items (“LLIs”) necessary for the conversion of a GasLog LNG carrier vessel into a Floating Storage and Regasification Units (“FSRU”) whereby such conversion work would be undertaken by Keppel Shipyard Limited (“Keppel”). GasLog was only obligated to pay for such LLIs if utilized for a GasLog vessel conversion or, if the LLIs had not been utilized in a GasLog vessel conversion within three years from November 2016, the items might be put to GasLog at 85% of the original cost, or GasLog might call for the purchase of such LLIs at 115% of the original cost. On February 7, 2020, GasLog paid $17,625 for the acquisition of such LLIs, following the expiration of the arrangement.

Related to the acquisition of six vessels from a subsidiary of MSL in 2014 and another two vessels in 2015, the Group was committed to purchase depot spares from MSL with an aggregate initial value of $8,000 of which depot spares with value of $660 had already been purchased and paid while the remaining were acquired and paid on June 2, 2020.

In June 2020, GasLog LNG Services Ltd. agreed to sell a low-pressure turbine which was included in Office property and other tangible assets to Egypt LNG Shipping Ltd. to be installed on the Methane Nile Eagle at a price of $2,457 (Note 10). The disposal resulted in a loss of $572.

Vessels under construction

GasLog has the following newbuildings on order at Samsung Heavy Industries Co., Ltd. ("Samsung"):

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(cbm)
GasLog Westminster	May 2018	Q3 2020(1)	180,000
Hull No. 2300	August 2018	Q4 2020	174,000
Hull No. 2301	August 2018	Q1 2021	174,000
Hull No. 2311	December 2018	Q2 2021	180,000
Hull No. 2312	December 2018	Q3 2021	180,000

(1)	The vessel was delivered on July 15, 2020 (Note 22).

Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures. As of June 30, 2020, the Group has paid to the shipyard $170,911 for the vessels that are under construction and expects to pay the remaining installments as they come due upon each vessel’s keel laying, launching and delivery (Note 16).

The vessels under construction costs as of December 31, 2019 and June 30, 2020 are as follows:

	December 31, 2019	June 30, 2020
Progress shipyard installments	197,637	171,347
Onsite supervision costs	3,879	2,876
Critical spare parts, equipment and other vessel delivery expenses	1,807	1,746
Total	203,323	175,969